Financial Assets at Fair Value Through Other Comprehensive Income - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details)	Dec. 31, 2018 USD ($)
Financial Assets At Fair Value Through Other Comprehensive Income [Abstract]
Financial assets at fair value through other comprehensive income (Notes 4, 8 and 15)	$ 187,244